SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT FIVE

Seasons Advantage Variable Annuity

Seasons Preferred Solution Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE ANNUITY ACCOUNT FIVE

Seasons Select II Variable Annuity

American General Life Insurance Company (“AGL”) and The United States Life Insurance Company in the City of New York (“US Life”) are amending the Prospectus for the purpose of adding the following information.

MARKETLOCK FEATURE EXTENSION PARAMETERS

The information below is important to you if you purchased a contract between May 1, 2009 and January 18, 2010 and you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit or if you purchased a contract between May 4, 2009 and May 31, 2010 and you elected the MarketLock For Life living benefit. As described in the prospectus, the first Income Base Evaluation Period and first Income Credit Period (not applicable to MarketLock For Life) ends after the fifth contract year. On or about your fifth contract anniversary you had an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, (the “Extension”) for an additional five years. If you elected the first Extension, you will have the opportunity to elect a second Extension on or about your tenth contract anniversary. In choosing the second Extension, only the Income Base Evaluation Period will extend for an additional five years, the Income Credit Period will no longer continue, and your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the second Extension. If you elect the second Extension, we will send you a new contract endorsement.

If you do not wish to elect the second Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first Extension. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you did not elect the first Extension when it was offered, you will not be permitted to extend the Income Base Evaluation Period at this time. If you are eligible for but do not elect this second Extension, you will not be eligible for any subsequent Extensions in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit you elected at the time you purchased your contract, please see the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life section under OPTIONAL LIVING BENEFITS in the prospectus. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you.

How do I elect the second Extension?

If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension are detailed below. The Income Base Evaluation Period may be extended for an additional 5 year period, however, the Income Credit Period will no longer continue.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee if I elect the second Extension?

If you elect the MarketLock Income Plus second Extension, the fee for the feature will be increased by 0.05% as follows:

Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	1.20%	1.25%
Two	1.45%	1.50%

If you elect the MarketLock For Life Plus second Extension, the fee for the feature will be increased by 0.05% as follows:

Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	1.20%	1.25%
Two	1.45%	1.50%

If you elect the MarketLock For Life second Extension, the fee for the feature will be increased by 0.05% as follows:

Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	0.95%	1.00%
Two	1.20%	1.25%

What are the investment requirements if I elect the second Extension?

If you elect the second Extension for MarketLock Income Plus, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:

Option 1	At least 50% and up to 100% in one or more of the following:
	SA DFA Ultra Short Bond
	SA VCP Dynamic Allocation
	SA VCP Dynamic Strategy

	Up to 50% in one or more of the following Variable Portfolios:
	SA Allocation Balanced
	SA Allocation Moderate
	SA Allocation Moderate Growth
Option 2	25% SA VCP Dynamic Allocation Portfolio and
	25% SA VCP Dynamic Strategy Portfolio and

	50% in one of the following:
	Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
	SA Allocation Balanced	33.50%	0.00%	0.00%
	SA Allocation Moderate	0.00%	33.50%	0.00%
	SA Allocation Moderate Growth	0.00%	0.00%	33.50%
	SA American Funds Global Growth	0.99%	1.16%	1.32%
	SA American Funds Growth	0.33%	0.50%	0.66%
	SA American Funds Growth-Income	0.66%	0.83%	0.99%
	Fidelity VIP Contrafund	0.50%	0.66%	0.99%
	Fidelity VIP Equity-Income	1.32%	1.49%	1.65%
	Fidelity VIP Investment Grade Bond	7.74%	5.25%	3.46%
	Fidelity VIP Mid Cap	1.98%	2.81%	3.14%
	Fidelity VIP Overseas	0.99%	1.32%	1.65%
	T. Rowe Price Blue Chip Growth II	0.50%	0.66%	0.66%
	T. Rowe Price Equity Income II	1.49%	1.82%	1.98%
	Total	50.00%	50.00%	50.00%

If you elect the second Extension for MarketLock For Life Plus or MarketLock For Life, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:

Option 1	At least 50% and up to 100% in one or more of the following:
		SA DFA Ultra Short Bond
		SA VCP Dynamic Allocation
		SA VCP Dynamic Strategy
	Up to 50% in one or more of the following Variable Portfolios:
		SA Allocation Balanced
		SA Allocation Moderate
		SA Allocation Moderate Growth
Option 2	25% SA VCP Dynamic Allocation Portfolio and
	25% SA VCP Dynamic Strategy Portfolio and

	50% in one of the following:
	Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
	SA Allocation Balanced	33.50%	0.00%	0.00%
	SA Allocation Moderate	0.00%	33.50%	0.00%
	SA Allocation Moderate Growth	0.00%	0.00%	33.50%
	SA American Funds Global Growth	0.99%	1.16%	1.32%
	SA American Funds Growth	0.33%	0.50%	0.66%
	SA American Funds Growth-Income	0.66%	0.83%	0.99%
	Fidelity VIP Contrafund	0.50%	0.66%	0.99%
	Fidelity VIP Equity-Income	1.32%	1.49%	1.65%
	Fidelity VIP Investment Grade Bond	7.74%	5.25%	3.46%
	Fidelity VIP Mid Cap	1.98%	2.81%	3.14%
	Fidelity VIP Overseas	0.99%	1.32%	1.65%
	T. Rowe Price Blue Chip Growth II	0.50%	0.66%	0.66%
	T. Rowe Price Equity Income II	1.49%	1.82%	1.98%
	Total	50.00%	50.00%	50.00%
Option 3	At least 50% and up to 100% in one or more of the following:
		SA DFA Ultra Short Bond
		SA VCP Dynamic Allocation
		SA VCP Dynamic Strategy

	Up to 50% in accordance with the requirements outlined in the table below:

Investment	Investment	Variable Portfolios and/or Fixed Accounts
Group	Requirement
A. Non Restricted	Minimum 0%	Premier Portfolios
	Maximum 50%	Fidelity VIP Investment Grade Bond

Seasons Strategies
Balanced Growth Strategy
Conservative Growth Strategy
Growth Strategy
Moderate Growth Strategy

Select Portfolios
SA DFA Ultra Short Bond
SA Multi-Managed Diversified Fixed Income
SA Wellington Real Return

Managed Allocation Portfolios
SA Allocation Balanced Portfolio
SA Allocation Moderate Portfolio
SA Allocation Moderate Growth Portfolio

Fixed Accounts
1-Year Fixed (if available)

B. Equity	Minimum 0%	Premier Portfolios
Maximum	Maximum 7.5%	SA American Funds Global Growth
SA American Funds Growth
SA American Funds Growth-Income
Fidelity VIP Contrafund
Fidelity VIP Equity-Income
Fidelity VIP Mid Cap
Fidelity VIP Overseas
T. Rowe Price Blue Chip Growth II
T. Rowe Price Equity Income II

Select Portfolios
SA Multi-Managed International Equity
SA Multi-Managed Large Cap Growth
SA Multi-Managed Large Cap Value
SA Multi-Managed Mid Cap Growth
SA Multi-Managed Mid Cap Value
SA Multi-Managed Small Cap

Focused Portfolio
SA AB Growth
SA Columbia Focused Value Portfolio

As a reminder, you also have the option to cancel your MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your feature, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

Dated: May 1, 2019

Please keep this Supplement with your Prospectus